MILESTONE

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA

ANNUAL REPORT
DECEMBER 31, 2012

This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests.  We take pride in our continued commitment to provide prompt, courteous service to our contract owners.  For inquiries regarding your contract, please call our Annuity Service Center at 1-800-654-0050.

The investment results presented in this report are historical and are no indication of future performance.

Independent Auditor’s Report

To the Receiver of Monarch Life Insurance Company
and Contract Owners of Monarch Life Insurance Company Invested in Separate Account VA:

In our opinion, the accompanying statement of net assets and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Separate Account VA, a separate account of Monarch Life Insurance Company (the “Sponsor Company”) at December 31, 2012 and 2011, the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Sponsor Company’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 and 2011 by correspondence with custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
April 19, 2013

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF NET ASSETS AT DECEMBER 31, 2012

ASSETS	Cost	Shares	Market Value
Investment in BlackRock Variable Series Funds, Inc.:
BlackRock Money Market V.I. Fund	$1,101	1,101	$1,100
BlackRock U.S. Government Bond V.I. Fund	245	24	254
BlackRock High Yield V.I. Fund	17,526	2,393	17,806
BlackRock Large Cap Core V.I. Fund	38,604	1,410	36,002
BlackRock Value Opportunities V.I. Fund	101,630	5,591	108,404
BlackRock Global Allocation V.I. Fund	33,842	2,266	36,478
BlackRock Basic Value V.I. Fund	117,760	8,890	113,790
Total Invested Assets	$310,708		313,834

Dividends Receivable			80
Total Assets			313,914

LIABILITIES
Payable to Monarch Life Insurance Company			4
Total Liabilities			4

Net Assets			$313,910

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF NET ASSETS AT DECEMBER 31, 2011

ASSETS	Cost	Shares	Market Value
Investment in BlackRock Variable Series Funds, Inc.:
BlackRock Money Market V.I. Fund	$1,116	1,116	$1,116
BlackRock U.S. Government Bond V.I. Fund	20,908	1,970	21,192
BlackRock High Yield V.I. Fund	16,648	2,267	15,584
BlackRock Large Cap Core V.I. Fund	38,956	1,416	32,567
BlackRock Value Opportunities V.I. Fund	150,754	7,967	136,718
BlackRock Global Allocation V.I. Fund	54,415	3,927	58,388
BlackRock Basic Value V.I. Fund	117,401	8,852	101,182
Total Invested Assets	$400,199		366,746

Dividends Receivable			146
Total Assets			366,893

LIABILITIES
Payable to Monarch Life Insurance Company			166
Total Liabilities			166

Net Assets			$366,727

MONARCH LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2012

		BlackRock Money Market V.I. Division	BlackRock U.S. Government Bond V.I. Division	BlackRock High Yield V.I. Division	BlackRock Large Cap Core V.I. Division	BlackRock Value Opportunities V.I. Division	BlackRock Global Allocation V.I. Division	BlackRock Basic Value V.I. Division

	Total
Investment Income:
Dividends	$4,900	$--	$181	$1,105	$524	$508	$552	$2,030
Expenses:
Risk Charges and Administrative Expenses	(4,692)	(16)	(105)	(237)	(491)	(1,681)	(623)	(1,539)
Net Investment Income (Loss)	208	(16)	76	868	33	(1,173)	(71)	491

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	584	--	284	(17)	(191)	(4,779)	5,416	(129)
Net Unrealized Gains (Losses)	36,577	--	(276)	1,346	3,786	20,809	(1,338)	12,250
Capital Gain Distributions	108	--	1	--	--	--	107	--
Net Gains	37,269	--	9	1,329	3,595	16,030	4,185	12,121

Net Increase (Decrease) in Net Assets
Resulting from Operations	37,477	(16)	85	2,197	3,628	14,857	4,114	12,612

Transfers Due to Terminations	(90,294)	--	(21,076)	6	(20)	(43,174)	(26,025)	(5)

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(90,294)	--	(21,076)	6	(20)	(43,174)	(26,025)	(5)

Total Increase (Decrease) in Net Assets	(52,817)	(16)	(20,991)	2,203	3,608	(28,317)	(21,911)	12,607
Net Assets - Beginning of Year	366,727	1,116	21,244	15,683	32,392	136,718	58,391	101,182
Net Assets - End of Year	$313,910	$1,100	$253	$17,886	$36,000	$108,401	$36,480	$113,789

MONARCH LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2011

		BlackRock Money Market V.I. Division	BlackRock U.S. Govt. Bond V.I. Division	BlackRock High Yield V.I. Division	BlackRock Large Cap Core V.I. Division	BlackRock Value Opportunities V.I. Division	BlackRock Global Allocation V.I. Division	BlackRock Basic Value V.I. Division

	Total
Investment Income:
Dividends	$6,008	$--	$661	$1,092	$387	$584	$1,371	$1,913
Expenses:
Risk Charges and Administrative Expenses	(5,544)	(16)	(288)	(219)	(463)	(2,066)	(900)	(1,593)
Net Investment Income (Loss)	464	(16)	373	873	(76)	(1,482)	471	320

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	(3,920)	--	(13)	(21)	(160)	(6,222)	4,888	(2,392)
Net Unrealized Gains (Losses)	(4,324)	--	621	(563)	553	4,446	(9,252)	(129)
Capital Gain Distributions	1,339	--	--	--	--	--	1339	--
Net Gains (Losses)	(6,905)	--	608	(584)	393	(1,776)	(3,025)	(2,521)

Net Increase (Decrease) in Net Assets
Resulting from Operations	(6,440)	(16)	981	289	317	(3,258)	(2,554)	(2,201)

Transfers Due to Terminations	(71,642)	--	1	9	(4)	(23,915)	(13,518)	(34,215)

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(71,642)	--	1	9	(4)	(23,915)	(13,518)	(34,215)

Total Increase (Decrease) in Net Assets	(78,083)	(16)	982	298	313	(27,173)	(16,072)	(36,416)
Net Assets - Beginning of Year	444,808	1,132	20,262	15,385	32,079	163,891	74,462	137,597
Net Assets - End of Year	$366,727	$1,116	$21,244	$15,683	$32,392	$136,718	$58,391	$101,182

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Monarch Life Insurance Company Separate Account VA (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act).  Each of the seven investment divisions of the Account are invested solely in the shares of seven corresponding separate funds of the BlackRock Variable Series Funds, Inc. (the Funds), an open-end management investment company registered under the 1940 Act.  BlackRock Advisors, LLC, is the investment advisor for the Funds.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal Re).  On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court).  A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life’s surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994.  Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended, revoked or not renewed Monarch Life’s certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales.

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance policies, variable life insurance policies, and annuity contracts.  Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life and Regal Re.  The Account cannot be charged with liabilities arising out of any other business of Monarch Life or Regal Re and is held for the exclusive benefit of the contract owners participating in the Account.

During 2011, the BlackRock Government Income V.I. Fund and the BlackRock High Income V.I. Fund changed their names to BlackRock U.S. Government Bond V.I. Fund and BlackRock High Yield V.I. Fund, respectively.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements.  Preparation of financial statements requires the use of estimates made by management.  Actual results may differ from these estimates.  The policies are in conformity with accounting principles generally accepted in the United States of America.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES (Continued)

INVESTMENTS:  The investments in shares of the Funds are stated at market value, which is the net asset value per share of the respective Funds each day that the New York Stock Exchange is open.  Investment transactions are accounted for on the date the shares are purchased or sold.  The cost of shares redeemed and realized gains and losses are determined on the first-in, first-out method.  Dividend income and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded by the Account on the ex-dividend date.

FEDERAL INCOME TAXES:  For federal income tax purposes, operations of the Account are combined with those of Monarch Life, which is taxed as a life insurance company.  Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

FAIR VALUE MEASUREMENT:  At December 31, 2012 and December 31, 2011, all the Account’s recurring fair value measurements, which consist solely of mutual funds and marketable securities, represent Level 1 fair value measurements, which, as defined in Financial Accounting Standards Board Accounting Standards Codification 820, Fair Value Measurements and Disclosures, are quoted prices in active markets for identical securities.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds by the Account for the year ended December 31, 2012 are shown below:

                              Purchases                          Sales

BlackRock Money Market V.I. Fund	$--	$16
BlackRock U.S. Government Bond V.I. Fund	235	21,182
BlackRock High Yield V.I. Fund	1,120	225
BlackRock Large Cap Core V.I. Fund	524	685
BlackRock Value Opportunities V.I. Fund	508	44,852
BlackRock Global Allocation V.I. Fund	659	26,647
BlackRock Basic Value V.I. Fund	2,030	1,542
Totals	$5,076	$95,150

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks.  This charge is, on an annual basis, equal to a rate of 1.4% (0.85% for mortality risks, 0.40% for expense risks, and 0.15% for administrative charges) of the daily net assets of the Account.

NOTE 5-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2012 and 2011 are shown below:

                2012                                2011
                       Net                                                                  Net
                    Issued              Redeemed              Decrease                       Issued         Redeemed       Decrease
BlackRock Money Market V.I. Division	--	--	--	--	--	--
BlackRock U.S. Govt. Bond V.I. Division	--	762	(762)	--	--	--
BlackRock High Yield V.I. Division	--	--	--	--	--	--
BlackRock Large Cap Core V.I. Division	--	--	--	--	--	--
BlackRock Value Opportunities V.I. Division	--	231	(231)	--	122	(122)
BlackRock Global Allocation V.I. Division	--	675	(675)	--	339	(339)
BlackRock Basic Value V.I. Division	--	--	--	--	635	(635)

NOTE 6-CONTRACT CHARGES

An annual contract maintenance charge of $30 may be assessed annually by Monarch Life during a contract’s accumulation period.

Premium tax may be assessed to a contract.  Premium taxes (if any) vary from state to state, are primarily calculated on premium amounts, and range from 0.5% to 3.0%.

Withdrawal charges may be assessed to a contract if withdrawals are made in excess of certain amounts or are made in certain years.  Withdrawal charges (if any) range from 1% to 5% of the amount withdrawn and the cumulative total of all withdrawal charges is guaranteed never to exceed 5% of a contract’s total purchase payments.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS

NOTE 7-CONTRACT OWNERS’ ACCUMULATION VALUES

Contract owners’ accumulation values for 2012, 2011, 2010, 2009, and 2008 consist of the following:

                      At December 31,                                          For the year ended December 31,

2012	Accumulation Units	Accumulation Unit Value	Accumulation Value	Investment Income Ratio*	Expenses as a % of Average Accumulation Value**	Total Return***
BlackRock Money Market V.I. Division	75	$14.73	$1,100	0.00%	1.40%	(1.41%)
BlackRock U.S. Government Bond V.I. Division	9	27.82	251	2.50%	1.40%	0.98%
BlackRock High Yield V.I. Division	506	35.39	17,886	6.52%	1.40%	14.05%
BlackRock Large Cap Core V.I. Division	772	46.62	36,000	1.49%	1.40%	11.13%
BlackRock Value Opportunities V.I. Division	562	192.97	108,401	0.42%	1.40%	11.96%
BlackRock Global Allocation V.I. Division	912	40.00	36,480	1.25%	1.40%	8.75%
BlackRock Basic Value V.I. Division	2,060	55.25	113,789	1.85%	1.40%	12.46%
2011
BlackRock Money Market V.I. Division	75	$14.94	$1,116	0.00%	1.40%	(1.39%)
BlackRock U.S. Government Bond V.I. Division	771	27.55	21,245	3.19%	1.40%	4.83%
BlackRock High Yield V.I. Division	506	31.03	15,684	6.95%	1.40%	1.94%
BlackRock Large Cap Core V.I. Division	772	41.95	32,392	1.15%	1.40%	0.99%
BlackRock Value Opportunities V.I. Division	793	172.36	136,719	0.39%	1.40%	(3.78%)
BlackRock Global Allocation V.I. Division	1,587	36.78	58,389	2.15%	1.40%	(4.84%)
BlackRock Basic Value V.I. Division	2,060	49.13	101,182	1.68%	1.40%	(3.80%)
2010
BlackRock Money Market V.I. Division	75	$15.15	$1,132	0.00%	1.40%	(1.37%)
BlackRock Government Income V.I. Division	771	26.28	20,263	3.76%	1.40%	7.27%
BlackRock High Income V.I. Division	506	30.44	15,386	7.71%	1.40%	13.75%
BlackRock Large Cap Core V.I. Division	772	41.54	32,079	0.78%	1.40%	7.59%
BlackRock Value Opportunities V.I. Division	915	179.13	163,891	0.55%	1.40%	26.90%
BlackRock Global Allocation V.I. Division	1,926	38.65	74,460	0.71%	1.40%	8.51%
BlackRock Basic Value V.I. Division	2,694	51.07	137,598	1.68%	1.40%	11.24%
2009
BlackRock Money Market V.I. Division	75	$15.36	$1,148	0.13%	1.40%	(1.22%)
BlackRock Government Income V.I. Division	771	24.50	18,892	3.82%	1.40%	(3.16%)
BlackRock High Income V.I. Division	506	26.76	13,525	9.19%	1.40%	54.50%
BlackRock Large Cap Core V.I. Division	1,389	38.61	53,609	1.02%	1.40%	20.85%
BlackRock Value Opportunities V.I. Division	927	141.16	130,904	0.72%	1.40%	26.56%
BlackRock Global Allocation V.I. Division	3,472	35.62	123,654	1.92%	1.40%	19.53%
BlackRock Basic Value V.I. Division	2,694	45.91	123,699	2.18%	1.40%	29.32%
2008
BlackRock Money Market V.I. Division	75	$15.55	$1,162	3.83%	1.40%	1.11%
BlackRock Government Income V.I. Division	938	25.30	23,741	2.56%	1.40%	6.30%
BlackRock High Income V.I. Division	506	17.32	8,758	9.03%	1.40%	(30.19%)
BlackRock Large Cap Core V.I. Division	3,198	31.95	102,176	0.85%	1.40%	(39.60%)
BlackRock Value Opportunities V.I. Division	988	111.54	110,167	0.55%	1.40%	(40.88%)
BlackRock Global Allocation V.I. Division	3,472	29.80	103,454	2.54%	1.40%	(20.53%)
BlackRock Basic Value V.I. Division	2,694	35.50	95,657	2.05%	1.40%	(37.65%)

NOTE 7-CONTRACT OWNERS’ ACCUMULATION VALUES (Continued)

*These ratios represent dividends received by the Account’s divisions from the underlying investments, divided by the respective division’s average net assets.  These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Account’s unit values.  The recognition of investment income by the Account’s divisions is affected by the timing of the declaration of dividends by the underlying investments.

**These ratios represent the expenses of the Account (consisting primarily of mortality and expense risk charges) which result in a direct reduction to the Account’s unit values.  Expenses of the underlying investments and any charges made directly to a contract (through the redemption of units) are excluded.

***These ratios represent the total return of the Account’s divisions.  These ratios include changes in the values of the underlying investments and deductions for items included in the expense ratios.  These ratios do not include any contract charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

NOTE 8-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified.  The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code.  Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 9-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account.  BCSI is a wholly-owned subsidiary of Monarch Life.

50645  05/13